Exhibit 99.4

Client Name:	Deephaven
Client Project Name:	DRMT 2020-2
Start - End Dates:
Deal Loan Count:	27

Loan Level Tape Compare Upload

Loans in Report	3

Deal Loan ID	Borrower Last Name	Field Name	Tape Data	Reviewer Data
2849507690	XXXXXX	Documentation Type	Full Doc	Alt Doc/Bank Statements
3280922908	XXXXXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
6088542345	XXXXXX	Documentation Type	Full Doc	Alt Doc/Bank Statements